LOANS RECEIVABLE, NET (Details 4) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	$ 90,512,332	$ 85,781,293	$ 76,789,662
Collateral backed loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	2,072,706	752,940	786,349
Pledged assets backed loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	8,035,612	8,857,261	11,649,760
Gurantee backed loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	80,404,014	76,171,092	64,353,553
Business Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	53,789,729	63,847,080	66,509,102
Business Loans [Member] | Collateral backed loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	2,072,706	713,312	786,349
Business Loans [Member] | Pledged assets backed loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	3,678,445	4,374,980	6,215,302
Business Loans [Member] | Gurantee backed loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	48,038,578	58,758,788	59,507,451
Personal Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	36,722,603	21,934,213	10,280,560
Personal Loans [Member] | Collateral backed loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total		39,628
Personal Loans [Member] | Pledged assets backed loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	4,357,167	4,482,281	5,434,458
Personal Loans [Member] | Gurantee backed loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	$ 32,365,436	$ 17,412,304	$ 4,846,102